Collateral receivables and collateral payables (Tables)	6 Months Ended
Jun. 30, 2026
Collateral receivables and collateral payables
Summary of collateral receivables and collateral payables

Collateral receivables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
BTC	—	4,065
ETH	124	—
USDC	2,936	3,970
USDT	347	499
	3,407	8,534

Collateral payables

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
BTC	—	30,875
ETH	1,487	2,354
USDC	7,164	25,027
USDT	2,290	17,302
	10,941	75,558